ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of AGM Holdings' Subsidiaries (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025		Dec. 31, 2024
AGM Technology Limited (“AGM Technology “) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 21, 2015		May 21, 2015
Percentage of Effective Ownership	Hong Kong		Hong Kong
Principal Activities	100.00%		100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment		Sale of cryptocurrency mining machines and standardized computing equipment
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 13, 2015		Oct. 13, 2015
Percentage of Effective Ownership	China		China
Principal Activities	100.00%		100.00%
Place of Incorporation	Holding entity		Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 13, 2015		Nov. 13, 2015
Percentage of Effective Ownership	China		China
Principal Activities	100.00%		100.00%
Place of Incorporation	Software development and provider		Software development and provider
AGM Software Service LTD (“AGM Software”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 14, 2017		Jun. 14, 2017
Percentage of Effective Ownership	BVI		BVI
Principal Activities	100.00%		100.00%
Place of Incorporation	Core technology service provider		Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 17, 2021	[1]	Jun. 17, 2021	[2]
Percentage of Effective Ownership	China	[1]	China	[2]
Principal Activities	100.00%	[1]	100.00%	[2]
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment	[1]	Sale of cryptocurrency mining machines and standardized computing equipment	[2]
AGM Defi Lab Ptd Limited (“AGM Defi Lab”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 30, 2021		Jul. 30, 2021
Percentage of Effective Ownership	Singapore		Singapore
Principal Activities	100.00%		100.00%
Place of Incorporation	Software development and provider		Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 08, 2021		Aug. 08, 2021
Percentage of Effective Ownership	Hong Kong		Hong Kong
Principal Activities	100.00%		100.00%
Place of Incorporation	Software development and provider		Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 21, 2021		Oct. 21, 2021
Percentage of Effective Ownership	China		China
Principal Activities	100.00%		100.00%
Place of Incorporation	Software development and provider		Software development and provider
AGM Electronic Technology Limited (“AGM Electronic”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 26, 2024		Jan. 26, 2024
Percentage of Effective Ownership	Hong Kong		Hong Kong
Principal Activities	100.00%		100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment		Sale of cryptocurrency mining machines and standardized computing equipment
AGM Canada Holdings Limited (“AGM Canada”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 17, 2024		Apr. 17, 2024
Percentage of Effective Ownership	Canada		Canada
Principal Activities	100.00%		100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment		Sale of cryptocurrency mining machines and standardized computing equipment
Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 26, 2024		Apr. 26, 2024
Percentage of Effective Ownership	China		China
Principal Activities	100.00%		100.00%
Place of Incorporation	Software development and provider		Software development and provider
AGM Energy Corp. (“AGM Energy”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 01, 2024		Oct. 01, 2024
Percentage of Effective Ownership	Canada		Canada
Principal Activities	49.00%		49.00%
Place of Incorporation	Clean energy industries		Clean energy industries
AGM Integrated Tech Limited (“AGM Integrated”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 04, 2024		Oct. 01, 2024
Percentage of Effective Ownership	Hong Kong		Hong Kong
Principal Activities	100.00%		100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment		Sale of cryptocurrency mining machines and standardized computing equipment

[1]	The Company has disposed the subsidiaries.
[2]	On December 10, 2024, the board of directors decided to sell the Nanjing Lucun, a wholly-owned subsidiary of the company before April 30, 2025. The sale of Nanjing Lucun falls under the category of non-continuing operations that have significant impact on the company’s entity’s operation, financial performance, or represent a strategic shift as it conforms to the definition of discontinued operations under ASC 205-20-45-1A to 45-1C and ASC 205-20-45-1E. We retrospectively classified it as a discontinued operation